Bank loans	12 Months Ended
Dec. 31, 2024
Disclosure Of Borrowings [Abstract]
Bank loans
28	Bank loans

	As of December 31,
	2023	202 4
	RMB’000	RMB’000

Non-current
- Long-term bank loan (Note (i))	—	50,040

Current
- Short-term bank loans (Note (ii))	—	30,019

	—	80,059

Notes:

(i)	In September 2024, a commercial bank in the PRC provided the Group with a two-year long-term bank loan of RMB50.0 million bearing an interest rate of 2.9% per annum.
(ii)
In November and December 2024, a commercial bank in the PRC provided the Group with certain one-year short-term loans with total principal amount of RMB30.0 million bearing an interest rate of 2.5% per annum.